Segmented information	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Segmented information (Expressed in Canadian $000’s except per share amounts)

12.	Segmented information

The Company’s primary operations are limited to a single industry being the acquisition, exploration for, and development of petroleum and natural gas. Geographical segmentation is as follows:

	Twelve months ended September 30, 2012 ($)
	Corporate	United States	Total
Interest income	170	24	194
Depreciation and accretion	28	312	340
Net loss	(3,685)	(23,946)	(27,631)
Property, plant and equipment	48	54,417	54,465
Total assets	37,681	38,499	76,180

	Twelve months ended September 30, 2011 ($)
	Canada	United States	Total
Interest income	215	-	215
Depreciation and accretion	43	2	45
Net loss	(12,084)	(1,677)	(13,761)
Property, plant and equipment	63	64,414	64,477
Total assets	38,678	70,520	109,198

	Nine months ended September 30, 2010 ($)
	Canada	United States	Total
Interest income	42	-	42
Depreciation and accretion	32	1	33
Net loss	(2,462)	(129)	(2,591)
Property, plant and equipment	9,918	11,120	21,038
Total assets	68,832	11,276	80,108